Fair Value Measurements	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
FAIR VALUE MEASUREMENTS
5.	FAIR VALUE MEASUREMENTS
The following table presents information about the Company’s financial assets and liabilities measured at fair value on a recurring basis and indicates the level of the fair value hierarchy utilized to determine such fair values:

DESCRIPTION	DECEMBER 31, 2020	QUOTED PRICES IN ACTIVE MARKETS FOR IDENTICAL ASSETS (LEVEL 1)	SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)
Asset
Money market funds	$55,747	$55,747	$—	$—

Total financial assets	$55,747	$55,747	$—	$—

Liabilitiy
Warrant Liability	$125	$—	$—	$125

	$125	$—	$—	$125

DESCRIPTION	SEPtEMBER 30, 2021	QUOTED PRICES IN ACTIVE MARKETS FOR IDENTICAL ASSETS (LEVEL 1)	SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)
Asset
Money market funds	$33,714	$33,714	$—	$—

Total financial assets	$33,714	$33,714	$—	$—

Liabilitiy
Warrant Liability	$1,606	$—	$—	$1,606

	$1,606	$—	$—	$1,606

Money market funds, which are included in cash and cash equivalents, were valued by the Company based on quoted market prices in active markets, which represent a Level 1 measurement within the fair value hierarchy.
The fair value of the Common and Preferred Stock (as defined below) warrant liabilities was determined using the Black-Scholes option-pricing model with the assumptions as disclosed in Note 11. These assumptions include significant judgments, including the fair value of the underlying Common and Preferred Stock. An increase or decrease in the estimated fair value will result in increases or decreases in the fair value of the warrant liability, and such changes could be material.

The following table presents a roll-forward of the aggregate fair values of the Company’s liabilities for which fair value is determined by Level 3 inputs:

WARRANT LIABILITY
Balance - January 1, 2020	$103
Change in fair value	8

Balance - September 30, 2020	$111

WARRANT LIABILITY
Balance - January 1, 2021	$125
Issuance of warrant	138
Change in fair value	1,343

Balance - September 30, 2021	$1,606

There have been no transfers between fair value levels during the year ended December 31, 2020, and the respective nine months ended September 30, 2020, and 2021. The carrying values of other current assets, accounts payable and accrued expenses approximate their fair values due to the short-term nature of these assets and liabilities.

4.	FAIR VALUE MEASUREMENTS
The following table presents information about the Company’s financial assets and liabilities measured at fair value on a recurring basis and indicates the level of the fair value hierarchy utilized to determine such fair values:

DESCRIPTION	DECEMBER 31, 2019	QUOTED PRICES IN ACTIVE MARKETS FOR IDENTICAL ASSETS (LEVEL 1)	SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	UNOBSERVABLE SIGNIFICANT INPUTS (LEVEL 3)
Asset
Money market funds	$26,032	$26,032	$—	$—

Total financial assets	$26,032	$26,032	$—	$—

Liabilitiy
Warrant Liability	$103	$—	$—	$103

	$103	$—	$—	$103

DESCRIPTION	DECEMBER 31, 2020	QUOTED PRICES IN ACTIVE MARKETS FOR IDENTICAL ASSETS (LEVEL 1)	SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)
Asset
Money market funds
Total financial assets	$55,747	$55,747	$—	$—

	$55,747	$55,747	$—	$—

Liability
Warrant Liability	$125	$—	$—	$125

	$125	$—	$—	$125

Money market funds were valued by the Company based on quoted market prices, which represent a Level 1 measurement within the fair value hierarchy.
The fair value of the common and Preferred Stock warrant liabilities was determined using the Black-Scholes option-pricing model with the assumptions as disclosed in Note 10. These assumptions include significant judgments including the fair value of the underlying common and Preferred Stock. An increase or decrease in the estimated fair value will result in increases or decreases in the fair value of the warrant liability and such changes could be material.
The following table presents a roll-forward of the aggregate fair values of the Company’s liabilities for which fair value is determined by Level 3 inputs:

WARRANT LIABILITY
Balance - January 1, 2019	$108
Change in fair value	(5)

Balance - December 31, 2019	103
Change in fair value	22

Balance - December 31, 2020	$125

There have been no transfers between fair value levels during the years ended December 31, 2019, and 2020. The carrying values of other current assets, accounts payable and accrued expenses approximate their fair values due to the short-term nature of these assets and liabilities.

Environmental Impact Acquisition Corp [Member]
FAIR VALUE MEASUREMENTS
NOTE 10. FAIR VALUE MEASUREMENTS
The fair value of the Company’s financial assets and liabilities reflects management’s estimate of amounts that the Company would have received in connection with the sale of the assets or paid in connection with the transfer of the liabilities in an orderly transaction between market participants at the measurement date. In connection with measuring the fair value of its assets and liabilities, the Company seeks to maximize the use of observable inputs (market data obtained from independent sources) and to minimize the use of unobservable inputs (internal assumptions about how market participants would price assets and liabilities). The following fair value hierarchy is used to classify assets and liabilities based on the observable inputs and unobservable inputs used in order to value the assets and liabilities:

Level 1:	Quoted prices in active markets for identical assets or liabilities. An active market for an asset or liability is a market in which transactions for the asset or liability occur with sufficient frequency and volume to provide pricing information on an ongoing basis.

Level 2:	Observable inputs other than Level 1 inputs. Examples of Level 2 inputs include quoted prices in active markets for similar assets or liabilities and quoted prices for identical assets or liabilities in markets that are not active.

Level 3:	Unobservable inputs based on our assessment of the assumptions that market participants would use in pricing the asset or liability.
The Company classifies its U.S. Treasury and equivalent securities as held-to-maturity
in accordance with ASC Topic 320 “Investments - Debt and Equity Securities.”
Held-to-maturity
securities are those securities which the Company has the ability and intent to hold until maturity.
Held-to-maturity
treasury securities are recorded at amortized cost on the accompanying balance sheets and adjusted for the amortization or accretion of premiums or discounts.
At September 30, 2021, assets held in the Trust Account were comprised of $1,002 in cash $207,007,744 in money market funds, which primarily invest in U.S. Treasury securities. During the nine months ended September 30, 2021, the Company did not withdraw any interest income from the Trust Account.
The following table presents information about the Company’s assets and liabilities that are measured at fair value on a recurring basis at September 30, 2021 and indicates the fair value hierarchy of the valuation inputs the Company utilized to determine such fair value.

	Level	Fair Value
Assets:
Investments held in Trust Account — Money market funds	1	$207,007,744
Liabilities:
Warrant Liability — Public Warrants	1	10,453,500
Warrant Liability — Private Placement Warrants	3	2,100,000
Warrant Liability — Sponsor and Directors	3	787,500
The Warrants are accounted for as liabilities in accordance with ASC
815-40
and presented within warrant liabilities in the accompanying condensed consolidated balance sheet. The warrant liabilities are measured at fair value at inception and on a recurring basis, with changes in fair value presented within change in fair value of warrant liabilities in the condensed consolidated statements of operations.
The Private Placement Warrants were initially valued using a Modified Black Scholes Option Pricing Model, which is considered to be a Level 3 fair value measurement. The Modified Black Scholes model’s primary unobservable input utilized in determining the fair value of the Private Placement Warrants is the expected volatility of the common stock. The expected volatility as of the Initial Public Offering date was derived from observable public warrant pricing on comparable ‘blank-check’ companies without an identified target. The expected volatility as of subsequent valuation dates was implied from the Company’s own Public Warrant pricing. A Monte Carlo simulation methodology was used in estimating the fair value of the Public Warrants for periods where no observable traded price was available, using the same expected volatility as was used in measuring the fair value of the Private Placement Warrants. For periods subsequent to the detachment of the warrants from the Units, the close price of the Public Warrant price was used as the fair value as of each relevant date. The measurement of the Public Warrants after the detachment of the Public Warrants from the Units is classified as Level 1 due to the use of an observable market quote in an active market.
The key inputs into the Black-Scholes-Merton model for the warrants were as follows:

Input	January 13, 2021	September 30, 2021
Risk-free interest rate	0.74%	1.07%
Expected term (years)	5.00	5.00
Expected volatility	21%	16.3%
Exercise price	$11.50	$11.50
Fair value of Units	$9.43	$9.89
The following table presents the changes in the fair value of Level 3 warrant liabilities:

	Private Placement	Public	Warrant Liabilities
Fair value as of January 1, 2021	$—	$—	$—
Initial measurement on January 19, 2021	3,272,500	11,902,500	15,175,000
Change in valuation inputs or other assumptions	(385,000)	(2,898,000)	(3,283,000)
Transfers to Level 1	—	(9,004,500)	(9,004,500)

Fair value as of September 30, 2021	$2,887,500	$—	$2,887,500

Transfers to/from Levels 1, 2 and 3 are recognized at the end of the reporting period in which a change in valuation technique or methodology occurs. The estimated fair value of the Public Warrants transferred from a Level 3 measurement to a Level 1 fair value measurement during the nine months ended September 30, 2021 was approximately $9.0 million, when the Public Warrants were separately listed and traded.